Putnam Investments, LLC
                                                  One Post Office Square
                                                  Boston, MA 02109
                                                  December 5, 2002

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC  20549

RE: Putnam Voyager Fund (Reg. No. 2-29546) (811-1682) (the "Fund")
    Post-Effective Amendment No. 56 to Registration Statement on Form N-1A

Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Fund hereby certifies that the form of Prospectus and Statement of Additional Information that would have been filed on behalf of the Fund pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 56 to the Trust's Registration Statement on Form N-1A (the "Amendment") would not have differed from that contained in the Amendment, which is the most recent amendment to such Registration Statement and was filed electronically on November 27, 2002.

Comments or questions concerning this certificate may be directed to Kathleen M. Moynihan at 1-800-225-2465, ext. 1-1796.

                                        Very truly yours,

                                        Putnam Voyager Fund

                                        /s/ Gordon H. Silver
                                    By: ----------------------------
                                        Gordon H. Silver
                                        Vice President


cc: Brian McCabe, Esq.